EMPOWER FUNDS, INC.
EMPOWER CORE BOND FUND
Schedule of Investments
As of September 30, 2022 (Unaudited)
Principal Amount		Fair Value
ASSET-BACKED SECURITIES
Non-Agency — 7.84%
$ 437,201	510 Asset Backed Trust(a)(b) Series 2021-NPL2 Class A1 2.12%, 06/25/2061	$ 405,073
	Affirm Asset Securitization Trust(a)
	Series 2020-Z1 Class A
24,041	3.46%, 10/15/2024	23,852
	Series 2020-Z2 Class A
74,364	1.90%, 01/15/2025	72,682
25,000	American Credit Acceptance Receivables Trust(a) Series 2022-3 Class B 4.55%, 10/13/2026	24,640
155,000	AmeriCredit Automobile Receivables Trust Series 2019-3 Class D 2.58%, 09/18/2025	150,312
125,000	Amur Equipment Finance Receivables XI LLC(a) Series 2022-2A Class A2 5.30%, 06/21/2028	124,244
425,000	Anchorage Capital Ltd(a)(c) Series 2016-8A Class AR2A 3.97%, 10/27/2034 3-mo. LIBOR + 1.20%	406,388
450,000	Avant Loans Funding Trust(a) Series 2021-REV1 Class A 1.21%, 07/15/2030	422,454
610,000	Barings Ltd(a)(c) Series 2020-1A Class AR 3.66%, 10/15/2036 3-mo. LIBOR + 1.15%	580,113
57,545	Bayview Koitere Fund Trust(a)(d) Series 2017-RT4 Class A 3.50%, 07/28/2057	55,119
	Bayview Opportunity Master Fund IV Trust(a)(d)
	Series 2017-RT5 Class A
77,070	3.50%, 05/28/2069	74,487
	Series 2017-RT6 Class A
52,924	3.50%, 10/28/2057	51,311
83,014	BHG Securitization Trust(a) Series 2021-B Class A 0.90%, 10/17/2034	78,737
410,000	BlueMountain XXIV Ltd(a)(c) Series 2019-24A Class AR 3.81%, 04/20/2034 3-mo. LIBOR + 1.10%	392,647
500,000	BlueMountain XXXIII Ltd(a)(c) Series 2021-33A Class A 4.17%, 11/20/2034 3-mo. LIBOR + 1.19%	476,752
285,000	Carlyle Global Market Strategies Ltd(a)(c) Series 2021-2A Class A1 3.79%, 04/20/2034 3-mo. LIBOR + 1.08%	273,797
Principal Amount		Fair Value
Non-Agency — (continued)
$ 480,000	Carvana Auto Receivables Trust Series 2022-P2 Class A3 4.13%, 04/12/2027	$ 471,523
90,145	CF Hippolyta LLC(a) Series 2020-1 Class A2 1.99%, 07/15/2060	75,110
	CIFC Funding Ltd(a)(c)
	Series 2012-2RA Class A1
263,742	3.51%, 01/20/2028 3-mo. LIBOR + 0.80%	260,263
	Series 2020-2A Class AR
385,000	3.88%, 10/20/2034 3-mo. LIBOR + 1.17%	369,409
365,000	Credit Acceptance Auto Loan Trust(a) Series 2021-3A Class A 1.00%, 05/15/2030	347,697
	Domino's Pizza Master Issuer LLC(a)
	Series 2018-1A Class A2I
187,688	4.12%, 07/25/2048	176,654
	Series 2019-1A Class A2
102,375	3.67%, 10/25/2049	88,274
	Series 2021-1A Class A2I
523,375	2.66%, 04/25/2051	430,991
135,000	Drive Auto Receivables Trust Series 2019-4 Class D 2.70%, 02/16/2027	132,953
700,000	Dryden Ltd(a)(c) Series 2020-86A Class A1R 3.84%, 07/17/2034 3-mo. LIBOR + 1.10%	669,077
	Exeter Automobile Receivables Trust
	Series 2019-4A Class D
404,014	2.58%, 09/15/2025(a)	398,643
	Series 2020-1A Class D
130,000	2.73%, 12/15/2025(a)	127,983
	Series 2022-4A Class B
140,000	4.57%, 01/15/2027	137,327
	FirstKey Homes Trust(a)
	Series 2022-SFR1 Class A
144,618	4.15%, 05/17/2039	136,506
	Series 2022-SFR2 Class A
584,117	4.25%, 07/17/2039	549,785
240,000	Flagship Credit Auto Trust(a) Series 2022-3 Class B 4.69%, 07/17/2028	233,220
700,000	Ford Credit Floorplan Master Owner Trust Series 2018-2 Class A 3.17%, 03/15/2025	695,023
45,000	GLS Auto Receivables Issuer Trust(a) Series 2022-3A Class B 4.92%, 01/15/2027	44,459
1,690,000	Harriman Park Ltd(a)(c) Series 2020-1A Class A1R 3.83%, 04/20/2034 3-mo. LIBOR + 1.12%	1,622,033

See Notes to Schedule of Investments.

September 30, 2022

EMPOWER FUNDS, INC.
EMPOWER CORE BOND FUND
Schedule of Investments
As of September 30, 2022 (Unaudited)
Principal Amount		Fair Value
Non-Agency — (continued)
$ 345,000	Louisiana Local Government Environmental Facilities & Community Development Authority 4.28%, 02/01/2036	$ 320,745
1,315,000	Madison Park Funding XXXVIII Ltd(a)(c) Series 2021-38A Class A 3.86%, 07/17/2034 3-mo. LIBOR + 1.12%	1,256,116
185,000	Mercury Financial Credit Card Master Trust(a) Series 2021-1A Class A 1.54%, 03/20/2026	175,750
345,000	MF1 Ltd(a)(c) Series 2022-FL8 Class AS 4.03%, 02/19/2037 1-mo. SOFR + 1.75%	332,929
196,961	Navient Private Education Refi Loan Trust(a) Series 2021-EA Class A 0.97%, 12/16/2069	165,073
680,000	Neuberger Berman XX Ltd(a)(c) Series 2015-20A Class ARR 3.67%, 07/15/2034 3-mo. LIBOR + 1.16%	649,726
1,500,000	NextGear Floorplan Master Owner Trust(a) Series 2021-1A Class A 0.85%, 07/15/2026	1,395,943
255,000	Northwoods Capital XV Ltd(a)(c) Series 2017-15A Class A1R 4.74%, 06/20/2034 3-mo. LIBOR + 1.21%	243,301
1,030,000	OZLM XVIII Ltd(a)(c) Series 2018-18A Class A 3.53%, 04/15/2031 3-mo. LIBOR + 1.02%	990,936
205,000	Prestige Auto Receivables Trust(a) Series 2020-1A Class D 1.62%, 11/16/2026	200,127
219,440	Pretium Mortgage Credit Partners LLC(a)(b) Series 2021-RN2 Class A1 1.74%, 07/25/2051	200,962
	Progress Residential Trust(a)
	Series 2021-SFR8 Class A
399,630	1.51%, 10/17/2038	342,551
	Series 2022-SFR3 Class A
140,000	3.20%, 04/17/2039	126,969
	Series 2022-SFR4 Class A
380,000	4.44%, 05/17/2041	356,809
	Series 2022-SFR5 Class A
106,717	4.45%, 06/17/2039	101,717
	Series 22-SFR7 Class A
170,000	4.75%, 10/27/2039	168,130
Principal Amount		Fair Value
Non-Agency — (continued)
$ 1,180,000	Regatta VI Funding Ltd(a)(c) Series 2016-1A Class AR2 3.87%, 04/20/2034 3-mo. LIBOR + 1.16%	$ 1,115,880
1,345,000	RR LLC(a)(c) Series 2017-1A Class A1AB 3.66%, 07/15/2035 3-mo. LIBOR + 1.15%	1,290,020
1,150,000	RR Ltd(a)(c) Series 2021-16A Class A1 3.62%, 07/15/2036 3-mo. LIBOR + 1.11%	1,100,928
	Santander Drive Auto Receivables Trust
	Series 2019-3 Class D
153,545	2.68%, 10/15/2025	152,697
	Series 2020-4 Class D
70,000	1.48%, 01/15/2027	67,288
	Series 2022-4 Class B
350,000	4.42%, 11/15/2027	340,753
	Series 2022-5 Class B
115,000	4.43%, 03/15/2027	112,503
	Series 2022-6 Class B
80,000	4.72%, 06/15/2027	78,835
367,729	Sound Point III Ltd(a)(c) Series 2013-2RA Class A1 3.46%, 04/15/2029 3-mo. LIBOR + 0.95%	358,711
645,000	Sound Point XXIX Ltd(a)(c) Series 2021-1A Class A 3.85%, 04/25/2034 3-mo. LIBOR + 1.07%	611,340
145,000	Summit Issuer LLC(a) Series 2020-1A Class A2 2.29%, 12/20/2050	127,314
700,000	Symphony XXV Ltd(a)(c) Series 2021-25A Class A 3.72%, 04/19/2034 3-mo. LIBOR + 0.98%	666,149
645,000	Thompson Park Ltd(a)(c) Series 2021-1A Class A1 3.51%, 04/15/2034 3-mo. LIBOR + 1.00%	614,284
525,000	Toyota Lease Owner Trust(a) Series 2021-B Class A3 0.42%, 10/21/2024	505,412
33,136	Tricolor Auto Securitization Trust(a) Series 2021-1A Class A 0.74%, 04/15/2024	33,020
	Upstart Securitization Trust(a)
	Series 2021-3 Class A
76,338	0.83%, 07/20/2031	73,893
	Series 2021-4 Class A
203,604	0.84%, 09/20/2031	195,226
	VCAT LLC(a)(b)
	Series 2021-NPL2 Class A1
81,430	2.12%, 03/27/2051	76,882

See Notes to Schedule of Investments.

September 30, 2022

EMPOWER FUNDS, INC.
EMPOWER CORE BOND FUND
Schedule of Investments
As of September 30, 2022 (Unaudited)
Principal Amount		Fair Value
Non-Agency — (continued)
	Series 2021-NPL4 Class A1
$ 384,716	1.87%, 08/25/2051	$ 353,443
	Series 2021-NPL5 Class A1
475,552	1.87%, 08/25/2051	435,120
	Series 2021-NPL6 Class A1
595,909	1.92%, 09/25/2051	553,962
	Venture Ltd(a)(c)
	Series 2019-37A Class A1R
870,000	3.66%, 07/15/2032 3-mo. LIBOR + 1.15%	834,430
	Series 2021-42A Class A1A
645,000	3.64%, 04/15/2034 3-mo. LIBOR + 1.13%	614,462
	Series 2021-43A Class A1
510,000	3.75%, 04/15/2034 3-mo. LIBOR + 1.24%	487,862
799,269	Venture XVII Ltd(a)(c) Series 2014-17A Class ARR 3.39%, 04/15/2027 3-mo. LIBOR + 0.88%	783,241
500,095	Vericrest Opportunity Loan Transferee(a)(b) Series 2021-NP11 Class A1 1.87%, 08/25/2051	453,285
1,476	Verus Securitization Trust(a)(b) Series 2020-NPL1 Class A1 3.60%, 08/25/2050	1,473
325,177	VOLT CIII LLC(a)(b) Series 2021-CF1 Class A1 1.99%, 08/25/2051	303,065
358,106	VOLT XCIII LLC(a)(b) Series 2021-NPL2 Class A1 1.89%, 02/27/2051	332,415
1,040,000	Wellfleet X Ltd(a)(c) Series 2019-XA Class A1R 3.88%, 07/20/2032 3-mo. LIBOR + 1.17%	1,000,751
57,150	Wendy's Funding LLC(a) Series 2018-1A Class A2II 3.88%, 03/15/2048	50,794
	Westlake Automobile Receivables Trust(a)
	Series 2019-3A Class D
300,000	2.72%, 11/15/2024	298,168
	Series 2020-3A Class D
195,000	1.65%, 02/17/2026	185,546
	Series 2022-2A Class B
275,000	4.31%, 09/15/2027	268,392
99,250	Wingstop Funding LLC(a) Series 2020-1A Class A2 2.84%, 12/05/2050	84,343
Principal Amount		Fair Value
Non-Agency — (continued)
$ 1,450,000	Zais Ltd(a)(c) Series 2020-15A Class A1R 4.14%, 07/28/2032 3-mo. LIBOR + 1.35%	$ 1,399,460
TOTAL ASSET-BACKED SECURITIES — 7.84% (Cost $35,275,453)		$33,568,669
CORPORATE BONDS AND NOTES
Basic Materials — 0.47%
240,000	Anglo American Capital PLC(a) 3.88%, 03/16/2029	206,236
275,000	Celanese US Holdings LLC 6.17%, 07/15/2027	260,261
425,000	Glencore Funding LLC(a) 2.63%, 09/23/2031	318,539
475,000	Newcrest Finance Pty Ltd(a) 3.25%, 05/13/2030	395,813
315,000	Sherwin-Williams Co 2.30%, 05/15/2030	251,600
525,000	Teck Resources Ltd 3.90%, 07/15/2030	446,597
185,000	Vale Overseas Ltd 3.75%, 07/08/2030	149,850
		2,028,896
Communications — 3.66%
480,000	Alibaba Group Holding Ltd 3.40%, 12/06/2027	431,921
	Amazon.com Inc
125,000	3.10%, 05/12/2051	87,509
550,000	4.10%, 04/13/2062	438,520
	AT&T Inc
1,105,000	2.30%, 06/01/2027	965,790
690,000	4.35%, 03/01/2029	645,088
775,000	4.85%, 03/01/2039	670,895
200,000	3.55%, 09/15/2055	131,367
522,000	3.80%, 12/01/2057	352,634
28,000	3.65%, 09/15/2059	18,141
	Charter Communications Operating LLC / Charter Communications Operating Capital
150,000	4.91%, 07/23/2025	146,274
2,200,000	3.75%, 02/15/2028	1,944,106
105,000	4.40%, 04/01/2033(e)	86,947
35,000	3.50%, 03/01/2042	22,208
45,000	5.13%, 07/01/2049	32,987
140,000	4.80%, 03/01/2050	100,995
335,000	3.90%, 06/01/2052	207,402
500,000	3.85%, 04/01/2061	291,901
85,000	4.40%, 12/01/2061	54,151
	Comcast Corp
1,475,000	3.30%, 02/01/2027	1,371,230
55,000	3.40%, 07/15/2046	38,808
105,000	2.80%, 01/15/2051	64,317

See Notes to Schedule of Investments.

September 30, 2022

EMPOWER FUNDS, INC.
EMPOWER CORE BOND FUND
Schedule of Investments
As of September 30, 2022 (Unaudited)
Principal Amount		Fair Value
Communications — (continued)
$ 271,000	2.94%, 11/01/2056	$ 161,753
	Cox Communications Inc(a)
19,000	3.15%, 08/15/2024	18,188
185,000	2.60%, 06/15/2031	143,603
	Discovery Communications LLC
22,000	4.13%, 05/15/2029	18,833
127,000	5.20%, 09/20/2047	93,731
131,000	5.30%, 05/15/2049	97,756
245,000	4.65%, 05/15/2050	167,639
575,000	Meta Platforms Inc(a) 3.50%, 08/15/2027	537,690
495,000	Netflix Inc(a)(e) 4.88%, 06/15/2030	452,350
	Paramount Global
290,000	4.20%, 05/19/2032	235,135
130,000	4.38%, 03/15/2043	86,625
200,000	Prosus NV(a) 3.26%, 01/19/2027	167,429
190,000	Rogers Communications Inc(a) 4.55%, 03/15/2052	151,539
400,000	Tencent Holdings Ltd(a) 3.98%, 04/11/2029	358,832
	Time Warner Cable LLC
110,000	6.55%, 05/01/2037	99,252
65,000	4.50%, 09/15/2042	44,876
	T-Mobile USA Inc
100,000	2.05%, 02/15/2028	82,980
160,000	2.40%, 03/15/2029	130,588
1,020,000	3.88%, 04/15/2030	904,756
300,000	2.88%, 02/15/2031	241,752
300,000	3.50%, 04/15/2031	252,093
410,000	5.20%, 01/15/2033(e)	392,126
300,000	3.00%, 02/15/2041	200,503
75,000	5.65%, 01/15/2053	70,846
	Verizon Communications Inc
1,925,000	4.33%, 09/21/2028	1,811,278
570,000	2.36%, 03/15/2032	437,091
200,000	2.65%, 11/20/2040	130,351
125,000	2.85%, 09/03/2041	83,345
		15,676,131
Consumer, Cyclical — 1.32%
	AutoNation Inc
193,000	4.50%, 10/01/2025	186,814
75,000	1.95%, 08/01/2028	58,984
500,000	4.75%, 06/01/2030	439,685
15,000	AutoZone Inc 4.00%, 04/15/2030	13,461
	General Motors Co
300,000	4.00%, 04/01/2025	289,587
200,000	5.20%, 04/01/2045	152,284
75,000	6.75%, 04/01/2046	68,288
	General Motors Financial Co Inc
250,000	4.30%, 07/13/2025	239,216
125,000	2.70%, 08/20/2027	105,840
Principal Amount		Fair Value
Consumer, Cyclical — (continued)
$ 250,000	Hyatt Hotels Corp 1.80%, 10/01/2024	$ 234,385
96,000	Las Vegas Sands Corp 3.50%, 08/18/2026	83,987
170,000	Lennar Corp 4.75%, 11/29/2027	156,961
	Lowe's Cos Inc
250,000	1.70%, 09/15/2028	204,110
160,000	3.75%, 04/01/2032	138,401
240,000	5.00%, 04/15/2033	226,703
25,000	3.70%, 04/15/2046	17,880
400,000	4.25%, 04/01/2052	306,280
105,000	5.63%, 04/15/2053	97,105
	Marriott International Inc
275,000	5.00%, 10/15/2027	265,577
350,000	2.85%, 04/15/2031	274,807
	McDonald's Corp
115,000	4.45%, 03/01/2047	96,338
120,000	3.63%, 09/01/2049	87,368
260,000	O'Reilly Automotive Inc 4.70%, 06/15/2032	243,298
	Warnermedia Holdings Inc(a)
350,000	4.05%, 03/15/2029	302,291
460,000	4.28%, 03/15/2032	378,434
626,000	5.05%, 03/15/2042	468,401
690,000	5.14%, 03/15/2052	501,505
		5,637,990
Consumer, Non-Cyclical — 3.59%
	AbbVie Inc
710,000	3.20%, 11/21/2029	621,586
250,000	4.88%, 11/14/2048	219,817
545,000	4.25%, 11/21/2049	437,508
200,000	Alcon Finance Corp(a) 2.75%, 09/23/2026	178,878
	Altria Group Inc
90,000	3.40%, 02/04/2041	56,750
170,000	3.70%, 02/04/2051	102,626
	Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide Inc
725,000	4.70%, 02/01/2036	653,401
405,000	4.90%, 02/01/2046	351,977
85,000	Anheuser-Busch InBev Finance Inc 4.90%, 02/01/2046	73,872
	Anheuser-Busch InBev Worldwide Inc
500,000	4.95%, 01/15/2042	446,165
30,000	3.75%, 07/15/2042	22,788
80,000	4.60%, 04/15/2048	66,251
260,000	4.44%, 10/06/2048	210,918
50,000	5.55%, 01/23/2049	47,025
200,000	Ashtead Capital Inc(a) 1.50%, 08/12/2026	167,684
	BAT Capital Corp
115,000	3.56%, 08/15/2027	100,990
120,000	2.26%, 03/25/2028	95,448
160,000	3.46%, 09/06/2029	130,284

See Notes to Schedule of Investments.

September 30, 2022

EMPOWER FUNDS, INC.
EMPOWER CORE BOND FUND
Schedule of Investments
As of September 30, 2022 (Unaudited)
Principal Amount		Fair Value
Consumer, Non-Cyclical — (continued)
$ 230,000	4.74%, 03/16/2032	$ 192,404
20,000	4.54%, 08/15/2047	13,251
250,000	BAT International Finance PLC 4.45%, 03/16/2028	222,814
630,000	Baxter International Inc 2.27%, 12/01/2028	520,233
450,000	Becton Dickinson and Co 4.67%, 06/06/2047	386,344
	Bristol Myers Squibb Co
55,000	3.40%, 07/26/2029	49,871
150,000	2.95%, 03/15/2032(e)	128,146
210,000	3.55%, 03/15/2042	164,290
	Cargill Inc(a)
240,000	2.13%, 11/10/2031	187,537
160,000	4.00%, 06/22/2032	145,632
285,000	Centene Corp(e) 2.63%, 08/01/2031	214,797
200,000	Chapman University 2.07%, 04/01/2031	156,871
	Cigna Corp
360,000	1.25%, 03/15/2026	315,305
425,000	3.40%, 03/15/2050	287,404
275,000	Colgate-Palmolive Co(e) 3.25%, 08/15/2032	245,060
115,000	CommonSpirit Health 2.76%, 10/01/2024	109,421
209,000	Conagra Brands Inc 4.85%, 11/01/2028	197,191
	Constellation Brands Inc
140,000	3.60%, 02/15/2028	128,015
225,000	4.75%, 05/09/2032(e)	210,460
	CSL Finance PLC(a)
50,000	3.85%, 04/27/2027	47,321
215,000	4.05%, 04/27/2029	198,030
490,000	4.25%, 04/27/2032	447,332
	CVS Health Corp
125,000	1.88%, 02/28/2031(e)	95,216
515,000	4.78%, 03/25/2038	451,502
285,000	4.13%, 04/01/2040	226,927
400,000	Diageo Capital PLC 2.00%, 04/29/2030	320,522
	Elevance Health Inc
55,000	2.88%, 09/15/2029	46,960
115,000	4.63%, 05/15/2042	99,252
230,000	Gilead Sciences Inc 1.65%, 10/01/2030	176,362
	Global Payments Inc
160,000	1.20%, 03/01/2026	137,703
70,000	4.80%, 04/01/2026	67,583
85,000	2.15%, 01/15/2027	72,734
120,000	3.20%, 08/15/2029	99,987
140,000	5.30%, 08/15/2029	131,662
100,000	2.90%, 05/15/2030	79,713
	GSK Consumer Healthcare Capital US LLC(a)
525,000	3.38%, 03/24/2027	476,124
345,000	3.38%, 03/24/2029	300,684
220,000	HCA Inc 3.50%, 09/01/2030	181,658
Principal Amount		Fair Value
Consumer, Non-Cyclical — (continued)
	Howard University
$ 100,000	2.80%, 10/01/2030	$ 83,210
160,000	3.48%, 10/01/2041	117,391
	Humana Inc
93,000	3.70%, 03/23/2029	83,398
145,000	2.15%, 02/03/2032(e)	110,183
225,000	JDE Peet's NV(a) 1.38%, 01/15/2027	185,899
145,000	Johnson & Johnson 3.55%, 03/01/2036	124,650
	Kaiser Foundation Hospitals
200,000	2.81%, 06/01/2041	139,575
260,000	3.00%, 06/01/2051	172,060
	Keurig Dr Pepper Inc
195,000	3.95%, 04/15/2029	177,101
200,000	4.50%, 04/15/2052	157,682
280,000	Kraft Heinz Foods Co 3.75%, 04/01/2030	246,818
	Mondelez International Inc
30,000	2.63%, 03/17/2027	26,883
10,000	2.75%, 04/13/2030	8,329
20,000	3.00%, 03/17/2032	16,427
315,000	Northwestern Memorial Healthcare Obligated Group 1.77%, 07/15/2031	237,234
145,000	Quest Diagnostics Inc 2.80%, 06/30/2031	116,893
100,000	Reynolds American Inc 5.70%, 08/15/2035	84,570
	Royalty Pharma PLC
380,000	1.75%, 09/02/2027	314,025
220,000	2.20%, 09/02/2030	167,685
265,000	2.15%, 09/02/2031(e)	195,197
35,000	3.35%, 09/02/2051	21,104
115,000	Sutter Health 3.36%, 08/15/2050	79,773
	Sysco Corp
50,000	4.45%, 03/15/2048	40,603
225,000	6.60%, 04/01/2050	236,175
200,000	Takeda Pharmaceutical Co Ltd 2.05%, 03/31/2030	158,097
50,000	Thermo Fisher Scientific Inc 1.75%, 10/15/2028	41,819
125,000	Unilever Capital Corp 2.63%, 08/12/2051	80,641
	UnitedHealth Group Inc
255,000	4.00%, 05/15/2029	237,593
125,000	4.20%, 05/15/2032	116,093
65,000	3.75%, 10/15/2047	49,913
40,000	4.95%, 05/15/2062	35,612
		15,378,919
Energy — 1.90%
	BP Capital Markets America Inc
115,000	1.75%, 08/10/2030	89,384
100,000	2.72%, 01/12/2032	81,240

See Notes to Schedule of Investments.

September 30, 2022

EMPOWER FUNDS, INC.
EMPOWER CORE BOND FUND
Schedule of Investments
As of September 30, 2022 (Unaudited)
Principal Amount		Fair Value
Energy — (continued)
$ 40,000	2.94%, 06/04/2051	$ 25,403
355,000	3.38%, 02/08/2061	231,308
285,000	Canadian Natural Resources Ltd 3.90%, 02/01/2025	274,750
125,000	ConocoPhillips Co 3.80%, 03/15/2052	95,517
25,000	Eastern Gas Transmission & Storage Inc 3.00%, 11/15/2029	21,427
	Energy Transfer LP
125,000	3.90%, 07/15/2026	116,496
55,000	5.25%, 04/15/2029	51,725
175,000	5.35%, 05/15/2045	140,754
140,000	6.13%, 12/15/2045	122,775
550,000	5.00%, 05/15/2050	429,879
	Enterprise Products Operating LLC
425,000	2.80%, 01/31/2030	354,914
160,000	4.80%, 02/01/2049	131,653
	Equinor ASA
205,000	3.63%, 04/06/2040	163,995
90,000	3.70%, 04/06/2050	69,807
	Exxon Mobil Corp
35,000	3.48%, 03/19/2030	31,783
210,000	4.23%, 03/19/2040	182,329
376,947	Galaxy Pipeline Assets Bidco Ltd 2.94%, 09/30/2040	286,081
100,000	Halliburton Co 4.85%, 11/15/2035	87,240
225,000	Hess Corp 7.30%, 08/15/2031	237,620
	Marathon Petroleum Corp
150,000	4.70%, 05/01/2025	147,272
15,000	4.75%, 09/15/2044	12,033
	MPLX LP
300,000	4.00%, 02/15/2025	289,468
70,000	1.75%, 03/01/2026	61,249
35,000	4.13%, 03/01/2027	32,645
75,000	4.25%, 12/01/2027	69,823
470,000	4.95%, 09/01/2032	426,986
475,000	4.50%, 04/15/2038	382,345
25,000	4.95%, 03/14/2052	19,564
160,000	4.90%, 04/15/2058	119,424
	ONEOK Inc
65,000	4.55%, 07/15/2028	59,508
165,000	3.10%, 03/15/2030	134,078
40,000	6.35%, 01/15/2031	39,219
55,000	Ovintiv Inc 7.38%, 11/01/2031	57,295
	Plains All American Pipeline LP / PAA Finance Corp
55,000	3.55%, 12/15/2029	45,814
645,000	3.80%, 09/15/2030	540,840
300,000	Qatar Energy(a) 3.30%, 07/12/2051	212,952
400,000	Reliance Industries Ltd(a) 3.63%, 01/12/2052	250,731
Principal Amount		Fair Value
Energy — (continued)
	Sabine Pass Liquefaction LLC
$ 57,000	5.63%, 03/01/2025	$ 56,944
75,000	5.00%, 03/15/2027	71,954
60,000	4.20%, 03/15/2028	54,717
350,000	4.50%, 05/15/2030	318,839
84,000	Schlumberger Holdings Corp(a) 4.30%, 05/01/2029	76,973
	Shell International Finance BV
240,000	3.25%, 04/06/2050	168,587
145,000	3.00%, 11/26/2051	96,123
	Targa Resources Corp
140,000	5.20%, 07/01/2027	134,677
285,000	4.20%, 02/01/2033	237,347
310,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp 4.00%, 01/15/2032	255,659
	TransCanada PipeLines Ltd
145,000	4.10%, 04/15/2030	129,717
115,000	2.50%, 10/12/2031	88,479
90,000	Transcontinental Gas Pipe Line Co LLC 3.25%, 05/15/2030	76,088
	Williams Cos Inc
110,000	2.60%, 03/15/2031	86,251
180,000	4.65%, 08/15/2032	163,377
		8,143,058
Financial — 12.68%
	AerCap Ireland Capital Designated Activity Co / AerCap Global Aviation Trust
1,350,000	6.50%, 07/15/2025	1,347,564
725,000	2.45%, 10/29/2026	611,615
390,000	3.30%, 01/30/2032	293,307
370,000	Agree LP REIT 4.80%, 10/01/2032	329,852
1,600,000	Air Lease Corp 2.88%, 01/15/2026	1,432,266
260,000	American Express Co 2.55%, 03/04/2027	231,584
750,000	American International Group Inc(e) 3.40%, 06/30/2030	652,786
	American Tower Corp REIT
140,000	1.45%, 09/15/2026	119,349
40,000	3.65%, 03/15/2027	36,587
160,000	2.70%, 04/15/2031	125,554
95,000	Aon Corp / Aon Global Holdings PLC 3.90%, 02/28/2052	70,413
305,000	Athene Global Funding(a) 2.65%, 10/04/2031	229,441
1,675,000	Avolon Holdings Funding Ltd(a) 2.88%, 02/15/2025	1,515,207

See Notes to Schedule of Investments.

September 30, 2022

EMPOWER FUNDS, INC.
EMPOWER CORE BOND FUND
Schedule of Investments
As of September 30, 2022 (Unaudited)
Principal Amount		Fair Value
Financial — (continued)
$ 1,000,000	Banco Santander SA 4.25%, 04/11/2027	$ 918,850
	Bank of America Corp
35,000	3.86%, 07/23/2024	34,524
715,000	3.88%, 08/01/2025	692,108
1,625,000	4.18%, 11/25/2027	1,505,467
830,000	3.82%, 01/20/2028	763,966
340,000	3.59%, 07/21/2028	307,077
280,000	4.95%, 07/22/2028	269,034
315,000	2.88%, 10/22/2030	258,220
200,000	2.59%, 04/29/2031	158,612
1,080,000	1.92%, 10/24/2031	798,873
920,000	2.69%, 04/22/2032	718,276
370,000	2.30%, 07/21/2032	276,514
175,000	2.57%, 10/20/2032	133,845
585,000	4.57%, 04/27/2033	523,977
160,000	5.02%, 07/22/2033	148,424
435,000	6.11%, 01/29/2037	418,675
525,000	3.31%, 04/22/2042	369,089
135,000	4.08%, 03/20/2051	101,828
	Bank of New York Mellon Corp
130,000	2.05%, 01/26/2027(e)	115,324
40,000	4.60%, 07/26/2030	37,904
1,725,000	Barclays PLC 2.85%, 05/07/2026	1,565,884
170,000	Berkshire Hathaway Finance Corp 4.20%, 08/15/2048	140,991
	BNP Paribas SA(a)
1,800,000	2.22%, 06/09/2026	1,618,458
200,000	1.32%, 01/13/2027	170,455
200,000	2.16%, 09/15/2029	156,457
	BPCE SA(a)
1,675,000	1.65%, 10/06/2026	1,454,684
260,000	2.05%, 10/19/2027	218,906
425,000	3.12%, 10/19/2032	304,051
270,000	Brighthouse Financial Global Funding(a) 1.75%, 01/13/2025	246,246
	Capital One Financial Corp
495,000	5.25%, 07/26/2030	460,945
225,000	5.27%, 05/10/2033	207,820
	Citigroup Inc
550,000	3.35%, 04/24/2025	530,401
170,000	0.98%, 05/01/2025	157,512
430,000	3.70%, 01/12/2026	407,437
925,000	1.46%, 06/09/2027	787,544
1,025,000	4.45%, 09/29/2027	948,816
700,000	3.89%, 01/10/2028	644,289
330,000	2.57%, 06/03/2031	259,551
525,000	3.06%, 01/25/2033	413,457
	Corebridge Financial Inc(a)
185,000	3.85%, 04/05/2029	163,048
50,000	3.90%, 04/05/2032	42,203
	Credit Suisse Group AG(a)
975,000	4.28%, 01/09/2028	827,666
250,000	6.44%, 08/11/2028	232,487
545,000	6.54%, 08/12/2033	489,818
Principal Amount		Fair Value
Financial — (continued)
$ 200,000	Danske Bank A/S(a) 5.38%, 01/12/2024	$ 198,876
625,000	Duke Realty LP REIT 1.75%, 07/01/2030	486,774
405,000	Equitable Financial Life Global Funding(a) 1.80%, 03/08/2028	338,313
600,000	Essex Portfolio LP REIT 3.00%, 01/15/2030	498,576
120,000	Fifth Third Bancorp 2.38%, 01/28/2025	112,103
100,000	GLP Capital LP / GLP Financing II Inc REIT 5.30%, 01/15/2029	91,146
	Goldman Sachs Group Inc
50,000	0.93%, 10/21/2024	47,458
50,000	4.48%, 08/23/2028	46,925
1,160,000	2.62%, 04/22/2032	899,148
345,000	2.38%, 07/21/2032	260,125
60,000	2.65%, 10/21/2032	45,988
220,000	3.10%, 02/24/2033	174,736
525,000	Healthcare Realty Holdings LP REIT 2.05%, 03/15/2031	382,196
225,000	Host Hotels & Resorts LP REIT 2.90%, 12/15/2031	165,132
	HSBC Holdings PLC
655,000	1.59%, 05/24/2027	547,413
200,000	5.21%, 08/11/2028	186,974
400,000	2.21%, 08/17/2029	309,506
200,000	2.80%, 05/24/2032	146,952
200,000	4.76%, 03/29/2033	164,155
575,000	5.40%, 08/11/2033	511,286
	Intercontinental Exchange Inc
70,000	4.35%, 06/15/2029	66,251
35,000	4.60%, 03/15/2033	32,568
25,000	4.95%, 06/15/2052	22,004
175,000	Invitation Homes Operating Partnership LP REIT 2.30%, 11/15/2028	140,260
	JPMorgan Chase & Co
135,000	3.80%, 07/23/2024	133,155
265,000	4.02%, 12/05/2024	260,751
690,000	3.22%, 03/01/2025	667,749
170,000	2.95%, 10/01/2026	155,810
215,000	3.96%, 01/29/2027	202,870
230,000	4.32%, 04/26/2028	215,534
365,000	4.85%, 07/25/2028	350,463
560,000	3.51%, 01/23/2029	495,360
175,000	3.70%, 05/06/2030	152,773
185,000	2.74%, 10/15/2030	150,422
200,000	2.52%, 04/22/2031	158,092
700,000	1.76%, 11/19/2031	511,650
110,000	1.95%, 02/04/2032	81,370
270,000	2.58%, 04/22/2032	209,291
405,000	2.55%, 11/08/2032	307,320
475,000	2.96%, 01/25/2033	373,390
577,000	4.59%, 04/26/2033	519,192
75,000	4.91%, 07/25/2033	69,162

See Notes to Schedule of Investments.

September 30, 2022

EMPOWER FUNDS, INC.
EMPOWER CORE BOND FUND
Schedule of Investments
As of September 30, 2022 (Unaudited)
Principal Amount		Fair Value
Financial — (continued)
$ 80,000	3.11%, 04/22/2041	$ 55,423
95,000	3.11%, 04/22/2051	59,976
220,000	Keycorp 2.55%, 10/01/2029	179,772
1,725,000	Macquarie Group Ltd(a) 1.34%, 01/12/2027	1,476,371
	Marsh & McLennan Cos Inc
230,000	4.05%, 10/15/2023	228,197
55,000	4.75%, 03/15/2039	49,460
625,000	Mastercard Inc 3.30%, 03/26/2027	587,046
370,000	Metropolitan Life Global Funding I(a) 2.40%, 01/11/2032	290,376
	Morgan Stanley
230,000	2.72%, 07/22/2025	218,179
385,000	3.63%, 01/20/2027	358,136
754,000	3.95%, 04/23/2027	700,680
865,000	1.59%, 05/04/2027	747,434
235,000	4.21%, 04/20/2028	219,893
600,000	3.77%, 01/24/2029	539,605
100,000	4.43%, 01/23/2030	91,926
445,000	2.70%, 01/22/2031	360,793
695,000	1.79%, 02/13/2032	507,921
580,000	1.93%, 04/28/2032	423,425
70,000	2.51%, 10/20/2032	53,496
70,000	4.89%, 07/20/2033	64,859
425,000	2.48%, 09/16/2036	304,567
25,000	New York Life Insurance Co(a) 3.75%, 05/15/2050	18,485
500,000	Nomura Holdings Inc 2.61%, 07/14/2031	370,744
300,000	Prologis LP REIT 4.63%, 01/15/2033	285,162
	SBA Tower Trust REIT(a)
80,000	3.45%, 03/15/2023	79,264
155,000	2.84%, 01/15/2025	145,009
575,000	Societe Generale SA(a) 6.22%, 06/15/2033	509,728
400,000	Toronto-Dominion Bank 4.46%, 06/08/2032	365,241
500,000	Truist Bank 2.25%, 03/11/2030	391,911
475,000	Truist Financial Corp 1.89%, 06/07/2029	388,595
	UBS Group AG(a)
200,000	4.75%, 05/12/2028	187,743
240,000	2.75%, 02/11/2033	178,303
	VICI Properties LP REIT
160,000	4.95%, 02/15/2030	144,594
220,000	5.13%, 05/15/2032	195,008
	Wells Fargo & Co
415,000	2.41%, 10/30/2025	387,419
190,000	3.91%, 04/25/2026	181,634
250,000	2.19%, 04/30/2026	228,318
750,000	4.30%, 07/22/2027	701,204
360,000	2.39%, 06/02/2028	308,735
250,000	4.81%, 07/25/2028	238,431
250,000	2.88%, 10/30/2030	205,409
280,000	3.35%, 03/02/2033	227,071
Principal Amount		Fair Value
Financial — (continued)
$ 1,095,000	4.90%, 07/25/2033	$ 1,009,517
130,000	5.01%, 04/04/2051	112,213
475,000	Westpac Banking Corp 4.11%, 07/24/2034	404,223
765,000	Willis North America Inc 2.95%, 09/15/2029	629,382
		54,295,335
Industrial — 1.52%
	Boeing Co
30,000	2.70%, 02/01/2027	26,020
330,000	5.04%, 05/01/2027	317,909
1,575,000	3.45%, 11/01/2028	1,356,807
200,000	5.81%, 05/01/2050	173,798
200,000	Burlington Northern Santa Fe LLC 4.05%, 06/15/2048	163,499
	Canadian Pacific Railway Co
400,000	2.05%, 03/05/2030	320,665
180,000	2.45%, 12/02/2031	143,984
15,000	CSX Corp 4.50%, 03/15/2049	12,699
435,000	DAE Funding LLC(a) 1.55%, 08/01/2024	397,427
350,000	Eaton Corp 4.15%, 03/15/2033	316,224
200,000	GE Capital International Funding Co Unlimited Co 4.42%, 11/15/2035	179,184
	General Electric Co
125,000	6.75%, 03/15/2032	135,059
575,000	5.88%, 01/14/2038	576,293
100,000	Johnson Controls International PLC / Tyco Fire & Security Finance SCA 4.90%, 12/01/2032	94,579
	L3Harris Technologies Inc
115,000	3.85%, 06/15/2023	114,453
32,000	4.40%, 06/15/2028	30,065
47,000	Lockheed Martin Corp 4.09%, 09/15/2052	39,042
325,000	Martin Marietta Materials Inc 3.20%, 07/15/2051	203,454
235,000	Northrop Grumman Corp 5.15%, 05/01/2040	220,014
	Otis Worldwide Corp
150,000	2.57%, 02/15/2030	122,689
300,000	3.11%, 02/15/2040	211,749
	Parker-Hannifin Corp
180,000	4.25%, 09/15/2027	171,442
125,000	4.50%, 09/15/2029	117,839
195,000	Penske Truck Leasing Co LP / PTL Finance Corp(a) 4.40%, 07/01/2027	182,987
45,000	Raytheon Technologies Corp 3.03%, 03/15/2052	29,358
350,000	Union Pacific Corp 2.80%, 02/14/2032	291,535

See Notes to Schedule of Investments.

September 30, 2022

EMPOWER FUNDS, INC.
EMPOWER CORE BOND FUND
Schedule of Investments
As of September 30, 2022 (Unaudited)
Principal Amount		Fair Value
Industrial — (continued)
	Waste Management Inc
$ 600,000	1.15%, 03/15/2028	$ 492,000
75,000	4.15%, 04/15/2032(e)	69,377
		6,510,151
Technology — 1.93%
550,000	Adobe Inc 2.15%, 02/01/2027	495,957
	Apple Inc
255,000	3.85%, 08/04/2046	210,912
75,000	2.65%, 02/08/2051	49,240
	Broadcom Inc
12,000	4.11%, 09/15/2028	10,810
325,000	4.15%, 04/15/2032(a)(e)	271,813
280,000	2.60%, 02/15/2033(a)	199,982
686,000	3.42%, 04/15/2033(a)	523,566
266,000	3.47%, 04/15/2034(a)	199,568
339,000	3.14%, 11/15/2035(a)	237,537
329,000	3.19%, 11/15/2036(a)	225,018
65,000	4.93%, 05/15/2037(a)	53,597
	CDW LLC / CDW Finance Corp
90,000	2.67%, 12/01/2026	78,064
80,000	3.28%, 12/01/2028	66,762
80,000	3.57%, 12/01/2031	62,286
257,000	Dell International LLC / EMC Corp 8.10%, 07/15/2036	271,951
225,000	Hewlett Packard Enterprise Co 6.35%, 10/15/2045	204,263
	Intel Corp
230,000	4.00%, 08/05/2029	213,991
165,000	4.15%, 08/05/2032	150,256
220,000	2.80%, 08/12/2041	148,262
135,000	3.25%, 11/15/2049	89,409
290,000	3.05%, 08/12/2051	186,174
190,000	5.05%, 08/05/2062	164,456
115,000	International Business Machines Corp(e) 2.72%, 02/09/2032	93,396
500,000	Intuit Inc 1.35%, 07/15/2027	423,597
146,000	Kyndryl Holdings Inc 3.15%, 10/15/2031	97,897
425,000	Lam Research Corp 1.90%, 06/15/2030	336,768
255,000	Marvell Technology Inc 2.95%, 04/15/2031	197,822
245,000	Microchip Technology Inc 2.67%, 09/01/2023	238,762
60,000	NVIDIA Corp 3.50%, 04/01/2040	46,607
	NXP BV / NXP Funding LLC
135,000	4.88%, 03/01/2024	133,402
71,000	5.35%, 03/01/2026	70,116
	NXP BV / NXP Funding LLC / NXP USA Inc
89,000	4.30%, 06/18/2029	79,696
Principal Amount		Fair Value
Technology — (continued)
$ 325,000	2.65%, 02/15/2032	$ 243,813
	Oracle Corp
225,000	2.30%, 03/25/2028	187,912
325,000	2.88%, 03/25/2031	256,316
350,000	3.60%, 04/01/2040	237,548
996,000	3.60%, 04/01/2050	623,200
35,000	4.10%, 03/25/2061	22,035
200,000	Skyworks Solutions Inc 3.00%, 06/01/2031	151,306
225,000	Take-Two Interactive Software Inc 3.70%, 04/14/2027	208,877
	VMware Inc
100,000	1.80%, 08/15/2028	79,278
300,000	2.20%, 08/15/2031	218,360
	Workday Inc
125,000	3.50%, 04/01/2027	115,624
100,000	3.80%, 04/01/2032(e)	86,798
		8,263,004
Utilities — 3.55%
335,000	Alabama Power Co 3.45%, 10/01/2049	237,252
425,000	Alliant Energy Finance LLC(a) 4.25%, 06/15/2028	391,561
	American Water Capital Corp
125,000	3.75%, 09/01/2028	115,582
180,000	4.45%, 06/01/2032	167,075
125,000	4.15%, 06/01/2049	99,978
350,000	Berkshire Hathaway Energy Co 3.70%, 07/15/2030	314,786
65,000	Boston Gas Co(a) 3.76%, 03/16/2032	54,759
285,000	Brooklyn Union Gas Co(a) 4.87%, 08/05/2032	260,914
5,000	Cleco Corporate Holdings LLC 4.97%, 05/01/2046	4,235
105,000	Commonwealth Edison Co 3.65%, 06/15/2046	78,802
190,000	Consolidated Edison Co of New York Inc 3.20%, 12/01/2051	126,070
	Dominion Energy Inc
195,000	3.07%, 08/15/2024(b)	187,002
60,000	3.38%, 04/01/2030	51,598
165,000	Dominion Energy South Carolina Inc 5.10%, 06/01/2065	148,410
1,696,000	DTE Energy Co 0.55%, 11/01/2022	1,690,956
	Duke Energy Carolinas LLC
518,000	5.30%, 02/15/2040	492,363
145,000	3.45%, 04/15/2051(e)	103,540
	Duke Energy Corp
475,000	3.15%, 08/15/2027	429,782
507,000	2.55%, 06/15/2031	397,781
255,000	4.50%, 08/15/2032	230,602

See Notes to Schedule of Investments.

September 30, 2022

EMPOWER FUNDS, INC.
EMPOWER CORE BOND FUND
Schedule of Investments
As of September 30, 2022 (Unaudited)
Principal Amount		Fair Value
Utilities — (continued)
$ 145,000	Duke Energy Ohio Inc 3.65%, 02/01/2029	$ 132,498
30,000	Duke Energy Progress LLC 4.00%, 04/01/2052	23,501
400,000	Enel Finance International NV(a) 5.00%, 06/15/2032	341,021
975,000	Entergy Corp 2.95%, 09/01/2026	890,980
125,000	Evergy Metro Inc 4.20%, 03/15/2048	101,347
	Exelon Corp
450,000	4.05%, 04/15/2030	407,860
45,000	4.10%, 03/15/2052(a)	34,719
	Georgia Power Co
225,000	2.10%, 07/30/2023	220,039
170,000	4.70%, 05/15/2032	159,210
145,000	4.75%, 09/01/2040	121,907
515,000	Gulf Power Co 4.55%, 10/01/2044	446,399
320,000	Korea Hydro & Nuclear Power Co Ltd(a) 4.25%, 07/27/2027	307,925
215,000	National Rural Utilities Cooperative Finance Corp 4.15%, 12/15/2032	196,729
	NextEra Energy Capital Holdings Inc
435,000	4.63%, 07/15/2027	420,424
410,000	2.25%, 06/01/2030	327,094
	NiSource Inc
150,000	3.49%, 05/15/2027	137,807
130,000	3.60%, 05/01/2030	113,388
55,000	1.70%, 02/15/2031	40,699
85,000	4.38%, 05/15/2047	67,420
195,000	Oglethorpe Power Corp 5.05%, 10/01/2048	163,583
345,000	Oncor Electric Delivery Co LLC 2.75%, 05/15/2030	295,876
	Pacific Gas & Electric Co
590,000	5.45%, 06/15/2027	555,785
1,475,000	2.10%, 08/01/2027	1,192,344
155,000	4.55%, 07/01/2030	132,825
580,000	2.50%, 02/01/2031(e)	422,038
185,000	3.25%, 06/01/2031	141,148
195,000	4.95%, 07/01/2050	142,726
	PacifiCorp
135,000	2.70%, 09/15/2030	112,728
165,000	3.30%, 03/15/2051	115,368
45,000	Pennsylvania Electric Co(a) 4.15%, 04/15/2025	42,931
	Puget Energy Inc
185,000	3.65%, 05/15/2025	175,003
165,000	4.10%, 06/15/2030	145,393
	Sempra Energy
210,000	3.40%, 02/01/2028	189,882
45,000	3.70%, 04/01/2029	40,190
60,000	3.80%, 02/01/2038	46,780
15,000	4.00%, 02/01/2048	11,182
Principal Amount		Fair Value
Utilities — (continued)
$ 100,000	Sierra Pacific Power Co 2.60%, 05/01/2026	$ 92,327
	Southern California Edison Co
395,000	2.25%, 06/01/2030	312,916
310,000	2.75%, 02/01/2032	245,542
27,000	4.00%, 04/01/2047	19,671
88,000	4.13%, 03/01/2048	65,393
105,000	3.65%, 02/01/2050	71,855
210,000	Southern Co 3.70%, 04/30/2030	184,824
25,000	Southern Co Gas Capital Corp 2.45%, 10/01/2023	24,415
95,000	Virginia Electric & Power Co 4.63%, 05/15/2052	82,136
125,000	Xcel Energy Inc 4.60%, 06/01/2032	115,851
		15,214,727
TOTAL CORPORATE BONDS AND NOTES — 30.62% (Cost $158,315,041)		$131,148,211
FOREIGN GOVERNMENT BONDS AND NOTES
	Bermuda Government International Bond
200,000	2.38%, 08/20/2030	159,098
200,000	5.00%, 07/15/2032(a)	189,900
	Chile Government International Bond
280,000	3.10%, 05/07/2041	189,715
305,000	3.50%, 04/15/2053(e)	201,256
420,000	Finance Department Government of Sharjah 3.63%, 03/10/2033	325,683
250,000	Hungary Government International Bond(a) 5.25%, 06/16/2029	225,598
340,000	Indonesia Government International Bond 4.35%, 01/08/2027	324,721
360,000	Israel Government International Bond 3.25%, 01/17/2028	338,623
	Mexico Government International Bond
846,000	3.50%, 02/12/2034	642,844
885,000	4.28%, 08/14/2041	643,694
800,000	4.75%, 03/08/2044	613,023
	Panama Government International Bond
200,000	3.16%, 01/23/2030	163,015
665,000	4.50%, 04/16/2050	463,301
340,000	3.87%, 07/23/2060	201,803
200,000	4.50%, 01/19/2063	131,898
380,000	Peruvian Government International Bond 3.30%, 03/11/2041	262,073

See Notes to Schedule of Investments.

September 30, 2022

EMPOWER FUNDS, INC.
EMPOWER CORE BOND FUND
Schedule of Investments
As of September 30, 2022 (Unaudited)
Principal Amount		Fair Value
Foreign Government Bonds and Notes — (continued)
	Romanian Government International Bond
$ 472,000	3.00%, 02/27/2027(a)	$ 397,896
1,072,000	3.00%, 02/14/2031	759,814
200,000	Saudi Government International Bond 4.50%, 10/26/2046	168,755
TOTAL FOREIGN GOVERNMENT BONDS AND NOTES — 1.49% (Cost $8,791,959)		$6,402,710
MORTGAGE-BACKED SECURITIES
Non-Agency — 8.30%
271,278	Ajax Mortgage Loan Trust(a)(b) Series 2021-C Class A 2.12%, 01/25/2061	249,979
	Angel Oak Mortgage Trust(a)(d)
	Series 2018-3 Class A1
2,971	3.65%, 09/25/2048	2,952
	Series 2019-2 Class A1
398	3.63%, 03/25/2049	396
	Series 2019-4 Class A1
17,417	2.99%, 07/26/2049	17,294
	Series 2020-1 Class A1
42,992	2.47%, 12/25/2059	40,653
	Series 2020-2 Class A1A
105,145	2.53%, 01/26/2065	97,216
	Series 2020-4 Class A1
58,927	1.47%, 06/25/2065	54,347
	Series 2020-6 Class A1
49,394	1.26%, 05/25/2065	42,895
	Series 2020-R1 Class A1
148,135	0.99%, 04/25/2053	139,167
	Series 2021-1 Class A1
174,994	0.91%, 01/25/2066	149,407
	Series 2021-2 Class A1
301,968	0.99%, 04/25/2066	256,393
	Series 2021-4 Class A1
243,428	1.04%, 01/20/2065	196,733
	Series 2021-5 Class A1
396,688	0.95%, 07/25/2066	327,799
	Series 2021-8 Class A1
280,133	1.82%, 11/25/2066	239,206
	Arroyo Mortgage Trust(a)(d)
	Series 2019-2 Class A1
75,355	3.35%, 04/25/2049	70,519
	Series 2019-3 Class A1
69,832	2.96%, 10/25/2048	64,524
	BANK
	Series 2017-BNK8 Class A4
350,000	3.49%, 11/15/2050	321,139
	Series 2019-BN16 Class XA
2,525,635	1.10%, 02/15/2052(d)	111,019
Principal Amount		Fair Value
Non-Agency — (continued)
	Series 2019-BN17 Class A4
$ 632,000	3.71%, 04/15/2052	$ 576,157
	Series 2019-BN18 Class XA
984,845	1.04%, 05/15/2062(d)	43,650
	Series 2019-BN20 Class XA
1,171,305	0.94%, 09/15/2062(d)	50,051
	Series 2019-BN22 Class XA
1,789,964	0.71%, 11/15/2062(d)	59,064
	Series 2019-BN23 Class XA
2,936,642	0.81%, 12/15/2052(d)	111,944
	Series 2019-BN24 Class XA
987,032	0.76%, 11/15/2062(d)	35,577
	Series 2020-BN26 Class XA
1,064,419	1.34%, 03/15/2063(d)	67,602
	Series 2020-BN28 Class XA
2,394,569	1.90%, 03/15/2063(d)	241,063
	Series 2020-BN29 Class XA
2,858,780	1.45%, 11/15/2053(d)	217,579
	Series 2021-BN31 Class A4
275,000	2.04%, 02/15/2054	215,740
	Series 2021-BN32 Class A5
1,500,000	2.64%, 04/15/2054	1,234,283
	Barclays Commercial Mortgage Trust
	Series 2017-DELC Class A
228,000	3.79%, 08/15/2036(a)(c) 1-mo. LIBOR + 0.97%	222,840
	Series 2020-C6 Class A4
1,500,000	2.64%, 02/15/2053	1,260,516
120,000	BBCMS Mortgage Trust(d) Series 2022-C16 Class A5 4.60%, 06/15/2055	114,512
	Benchmark Mortgage Trust
	Series 2018-B1 Class A5
400,000	3.67%, 01/15/2051(d)	369,362
	Series 2019-B10 Class XA
2,338,505	1.38%, 03/15/2062(d)	125,965
	Series 2019-B11 Class A2
309,455	3.41%, 05/15/2052	299,049
	Series 2019-B11 Class A5
455,859	3.54%, 05/15/2052	410,024
	Series 2019-B12 Class A5
1,498,000	3.12%, 08/15/2052	1,308,947
	Series 2019-B12 Class XA
966,907	1.17%, 08/15/2052(d)	41,934
	Series 2019-B9 Class A5
1,400,000	4.02%, 03/15/2052	1,299,286

See Notes to Schedule of Investments.

September 30, 2022

EMPOWER FUNDS, INC.
EMPOWER CORE BOND FUND
Schedule of Investments
As of September 30, 2022 (Unaudited)
Principal Amount		Fair Value
Non-Agency — (continued)
	Series 2020-B18 Class XA
$ 632,768	1.92%, 07/15/2053(d)	$ 51,620
	Series 2020-B22 Class XA
1,108,024	1.63%, 01/15/2054(d)	99,391
191,794	BINOM Securitization Trust(a)(d) Series 2021-INV1 Class A1 2.03%, 06/25/2056	166,357
	BRAVO Residential Funding Trust(a)
	Series 2021-C Class A1
454,897	1.62%, 03/01/2061(b)	414,756
	Series 2021-NQM2 Class A1
112,184	0.97%, 03/25/2060(d)	106,062
113,467	Bunker Hill Loan Depository Trust(a)(d) Series 2020-1 Class A1 1.72%, 02/25/2055	108,238
100,000	CAMB Commercial Mortgage Trust(a)(c) Series 2019-LIFE Class C 4.27%, 12/15/2037 1-mo. LIBOR + 1.45%	96,491
108,423	Cascade MH Asset Trust(a) Series 2021-MH1 Class A1 1.75%, 02/25/2046	93,474
256,869	CD Mortgage Trust Series 2017-CD3 Class AAB 3.45%, 02/10/2050	245,666
248,000	CFCRE Commercial Mortgage Trust Series 2016-C3 Class A3 3.87%, 01/10/2048	235,717
5,799	CIM Trust(a)(d) Series 2017-7 Class A 3.00%, 04/25/2057	5,781
403,000	Citigroup Commercial Mortgage Trust Series 2015-GC33 Class A4 3.78%, 09/10/2058	385,289
	Citigroup Mortgage Loan Trust Inc
	Series 2018-RP1 Class A1
31,766	3.00%, 09/25/2064(a)(d)	30,821
	Series 2018-RP2 Class A1
108,843	3.43%, 02/25/2058	104,631
	Series 2018-RP3 Class A1
123,351	3.25%, 03/25/2061(a)(d)	117,263
	Series 2019-E Class A1
140,427	3.23%, 11/25/2070(a)(b)	135,537
	COLT Mortgage Loan Trust(a)(d)
	Series 2020-2R Class A1
113,772	1.33%, 10/26/2065	103,228
	Series 2021-2 Class A1
238,022	0.92%, 08/25/2066	196,791
	Series 2021-3 Class A1
444,792	0.96%, 09/27/2066	355,476
Principal Amount		Fair Value
Non-Agency — (continued)
	Series 2021-HX1 Class A1
$ 566,363	1.11%, 10/25/2066	$ 465,714
	Series 2022-4 Class A1
94,767	4.30%, 03/25/2067	90,733
	COMM Mortgage Trust
	Series 2013-LC6 Class A4
105,425	2.94%, 01/10/2046	105,101
	Series 2020-CX Class A
150,000	2.17%, 11/10/2046(a)	117,502
	Series 2022-HC Class A
100,000	2.82%, 01/10/2039(a)	87,017
	Series 2022-HC Class C
120,000	3.38%, 01/10/2039(a)	102,296
121,000	Connecticut Avenue Securities Trust(a)(c) Series 2021-R03 Class 1M2 3.93%, 12/25/2041 1-mo. SOFR + 1.65%	110,198
	Credit Suisse Mortgage Trust(a)
	Series 2017-FHA1 Class A1
35,622	3.25%, 04/25/2047(d)	31,730
	Series 2018-RPL9 Class A
139,822	3.85%, 09/25/2057(d)	131,669
	Series 2020-NET Class A
97,883	2.26%, 08/15/2037	88,588
	Series 2020-NQM1 Class A1
184,428	1.21%, 05/25/2065(b)	168,613
	Series 2020-RPL4 Class A1
337,793	2.00%, 01/25/2060(d)	300,622
	Series 2021-NQM2 Class A1
313,752	1.18%, 02/25/2066(d)	272,147
	Series 2021-NQM5 Class A1
232,234	0.94%, 05/25/2066(d)	179,827
	Series 2021-NQM6 Class A1
564,792	1.17%, 07/25/2066(d)	451,265
	Series 2021-NQM8 Class A1
283,707	1.84%, 10/25/2066(d)	237,475
	Series 2021-RPL4 Class A1
307,838	1.80%, 12/27/2060(d)	286,354
	Series 2022-NQM1 Class A1
645,741	2.27%, 11/25/2066(d)	553,250
231,384	CSAIL Commercial Mortgage Trust Series 2016-C6 Class ASB 2.96%, 01/15/2049	223,040
12,024,475	DBGS Mortgage Trust(d) Series 2018-C1 Class XA 0.32%, 10/15/2051	104,809

See Notes to Schedule of Investments.

September 30, 2022

EMPOWER FUNDS, INC.
EMPOWER CORE BOND FUND
Schedule of Investments
As of September 30, 2022 (Unaudited)
Principal Amount		Fair Value
Non-Agency — (continued)
$ 487,211	DBJPM Mortgage Trust(d) Series 2020-C9 Class XA 1.83%, 09/15/2053	$ 35,444
	Ellington Financial Mortgage Trust(a)(d)
	Series 2020-2 Class A1
57,128	1.18%, 10/25/2065	52,556
	Series 2021-1 Class A1
41,963	0.80%, 02/25/2066	35,342
	Series 2021-2 Class A1
201,897	0.93%, 06/25/2066	168,120
	GCAT Trust(a)
	Series 2020-NQM2 Class A1
34,166	1.56%, 04/25/2065(b)	30,811
	Series 2021-NQM1 Class A1
203,824	0.87%, 01/25/2066(d)	174,628
	Series 2021-NQM4 Class A1
383,430	1.09%, 08/25/2066(d)	310,425
	Series 2021-NQM7 Class A1
223,226	1.92%, 08/25/2066(d)	198,760
45,000	GS Mortgage Securities Corp Trust(a)(c) Series 2022-SHIP Class A 3.58%, 08/15/2036 1-mo. SOFR + 0.73%	44,242
	GS Mortgage Securities Trust(d)
	Series 2013-GC13 Class A5
380,000	4.18%, 07/10/2046	377,208
	Series 2020-GC45 Class XA
2,031,224	0.79%, 02/13/2053	69,313
	Imperial Fund Mortgage Trust(a)
	Series 2021-NQM2 Class A1
218,475	1.07%, 09/25/2056(d)	171,553
	Series 2022-NQM2 Class A1
610,592	3.64%, 03/25/2067(b)	548,478
	JPMBB Commercial Mortgage Securities Trust
	Series 2015-C32 Class A5
261,000	3.60%, 11/15/2048	245,448
	Series 2016-C2 Class A4
545,000	3.14%, 06/15/2049	505,962
	Series 2016-C4 Class ASB
260,806	2.99%, 12/15/2049	249,014
	Series 2020-NNN Class AFX
120,000	2.81%, 01/16/2037(a)	108,938
	Legacy Mortgage Asset Trust(a)(b)
	Series 2021-GS2 Class A1
304,234	1.75%, 04/25/2061	282,261
Principal Amount		Fair Value
Non-Agency — (continued)
	Series 2021-GS4 Class A1
$ 107,614	1.65%, 11/25/2060	$ 98,362
	MetLife Securitization Trust(a)(d)
	Series 2017-1A Class A
29,023	3.00%, 04/25/2055	27,669
	Series 2018-1A Class A
63,440	3.75%, 03/25/2057	59,812
	MFA Trust(a)(d)
	Series 2020-NQM3 Class A1
29,065	1.01%, 01/26/2065	26,588
	Series 2021-NQM1 Class A1
269,563	1.15%, 04/25/2065	248,043
	Series 2021-NQM2 Class A1
172,322	1.03%, 11/25/2064	139,799
	Mill City Mortgage Loan Trust(a)(d)
	Series 2017-3 Class A1
59,876	2.75%, 01/25/2061	58,930
	Series 2018-1 Class A1
97,004	3.25%, 05/25/2062	93,988
	Series 2018-2 Class A1
54,323	3.50%, 05/25/2058	53,433
	Series 2018-3 Class A1
69,545	3.50%, 08/25/2058	66,812
	Series 2019-1 Class A1
131,684	3.25%, 10/25/2069	124,302
	Series 2019-GS1 Class A1
284,132	2.75%, 07/25/2059	271,936
	New Residential Mortgage Loan Trust(a)
	Series 2015-1A Class A3
24,928	3.75%, 05/28/2052(d)	23,315
	Series 2017-2A Class A3
72,908	4.00%, 03/25/2057(d)	69,224
	Series 2017-3A Class A1
117,400	4.00%, 04/25/2057(d)	111,430
	Series 2017-4A Class A1
41,429	4.00%, 05/25/2057(d)	39,038
	Series 2017-5A Class A1
40,692	4.58%, 06/25/2057(c) 1-mo. LIBOR + 1.50%	40,142
	Series 2017-6A Class A1
74,584	4.00%, 08/27/2057(d)	70,445
	Series 2018-1A Class A1A
375,857	4.00%, 12/25/2057(d)	357,255
	Series 2018-2A Class A1
75,898	4.50%, 02/25/2058(d)	72,509
	Series 2018-4A Class A1S
85,934	3.19%, 01/25/2048(c) 1-mo. LIBOR + 0.75%	83,164
	Series 2019-3A Class A1A
137,058	3.75%, 11/25/2058(d)	128,724
	Series 2019-5A Class A1B
136,222	3.50%, 08/25/2059(d)	129,295

See Notes to Schedule of Investments.

September 30, 2022

EMPOWER FUNDS, INC.
EMPOWER CORE BOND FUND
Schedule of Investments
As of September 30, 2022 (Unaudited)
Principal Amount		Fair Value
Non-Agency — (continued)
	Series 2019-NQM4 Class A1
$ 26,410	2.49%, 09/25/2059(d)	$ 24,203
	Series 2020-1A Class A1B
85,108	3.50%, 10/25/2059(d)	79,252
	Series 2021-NQ1R Class A1
145,282	0.94%, 07/25/2055(d)	126,577
	Series 2021-NQ2R Class A1
222,684	0.94%, 10/25/2058(d)	208,343
887,980	NMLT Trust(a)(d) Series 2021-INV1 Class A1 1.19%, 05/25/2056	753,873
	Onslow Bay Mortgage Loan Trust(a)
	Series 2021-NQM1 Class A1
281,556	1.07%, 02/25/2066(d)	244,681
	Series 2021-NQM3 Class A1
275,803	1.05%, 07/25/2061(d)	220,056
	Series 2022-NQM1 Class A1
535,755	2.31%, 11/25/2061(d)	460,146
	Series 22-NQM7 Class A1
99,025	5.11%, 08/25/2062(b)	95,918
	Preston Ridge Partners Mortgage LLC(a)(b)
	Series 2020-6 Class A1
71,702	2.36%, 11/25/2025	68,179
	Series 2021-3 Class A1
437,180	1.87%, 04/25/2026	398,061
	Series 2021-4 Class A1
562,372	1.87%, 04/25/2026	515,261
	Series 2021-6 Class A1
277,265	1.79%, 07/25/2026	255,096
	Series 2021-7 Class A1
434,491	1.87%, 08/25/2026	398,232
	Series 2021-9 Class A1
560,080	2.36%, 10/25/2026	517,140
	Series 2021-RPL1 Class A1
110,332	1.32%, 07/25/2051	98,365
75,551	Radnor RE Ltd(a)(c) Series 2020-1 Class M1A 4.03%, 01/25/2030 1-mo. LIBOR + 0.95%	75,314
114,454	Residential Mortgage Loan Trust(a)(d) Series 2021-1R Class A1 0.86%, 01/25/2065	108,994
490,000	SG Commercial Mortgage Securities Trust(a) Series 2020-COVE Class A 2.63%, 03/15/2037	449,706
	Starwood Mortgage Residential Trust(a)(d)
	Series 2020-3 Class A1
33,479	1.49%, 04/25/2065	32,179
Principal Amount		Fair Value
Non-Agency — (continued)
	Series 2021-1 Class A1
$ 237,556	1.22%, 05/25/2065	$ 220,603
	Series 2021-2 Class A1
178,877	0.94%, 05/25/2065	166,517
	Series 2021-6 Class A1
433,056	1.92%, 11/25/2066	354,966
194,305	Toorak Mortgage Corp Ltd(a)(d) Series 2021-INV1 Class A1 1.15%, 07/25/2056	166,434
	Towd Point Mortgage Trust(a)(d)
	Series 2017-1 Class A1
121,361	2.75%, 10/25/2056	119,511
	Series 2017-2 Class A1
15,779	2.75%, 04/25/2057	15,632
	Series 2017-4 Class A1
220,105	2.75%, 06/25/2057	210,954
	Series 2017-6 Class A1
238,905	2.75%, 10/25/2057	229,555
	Series 2018-1 Class A1
23,314	3.00%, 01/25/2058	22,602
	Series 2018-2 Class A1
101,462	3.25%, 03/25/2058	98,405
	Series 2018-3 Class A1
92,255	3.75%, 05/25/2058	88,499
	Series 2018-5 Class A1A
193,481	3.25%, 07/25/2058	187,495
	Series 2019-1 Class A1
351,653	3.69%, 03/25/2058	330,905
	Series 2021-R1 Class A1
1,231,341	2.92%, 11/30/2060	1,006,792
277,172	Triangle Re Ltd(a)(c) Series 2021-3 Class M1A 4.18%, 02/25/2034 1-mo. SOFR + 1.90%	275,022
	Verus Securitization Trust(a)
	Series 2019-INV3 Class A1
79,690	2.69%, 11/25/2059(d)	76,598
	Series 2020-4 Class A1
65,820	1.50%, 05/25/2065(b)	62,496
	Series 2020-5 Class A1
112,703	1.22%, 05/25/2065(b)	102,808
	Series 2021-2 Class A1
254,381	1.03%, 02/25/2066(d)	209,612
	Series 2021-4 Class A1
199,726	0.94%, 07/25/2066(d)	160,285
	Series 2021-5 Class A1
489,815	1.01%, 09/25/2066(d)	408,365
	Series 2021-8 Class A1
301,220	1.82%, 11/25/2066(d)	257,403
	Series 2021-R2 Class A1
141,915	0.92%, 02/25/2064(d)	128,925
	Wells Fargo Commercial Mortgage Trust
	Series 2015-C31 Class A4
143,000	3.70%, 11/15/2048	135,768

See Notes to Schedule of Investments.

September 30, 2022

EMPOWER FUNDS, INC.
EMPOWER CORE BOND FUND
Schedule of Investments
As of September 30, 2022 (Unaudited)
Principal Amount		Fair Value
Non-Agency — (continued)
	Series 2015-NXS1 Class A5
$ 325,000	3.15%, 05/15/2048	$ 308,402
	Series 2021-C60 Class A4
1,550,000	2.34%, 08/15/2054	1,216,715
		35,540,885
U.S. Government Agency — 40.01%
67,782	Connecticut Avenue Securities Trust(a)(c) Series 22-R08 Class 1M1 4.85%, 07/25/2042 1-mo. SOFR + 2.55%	67,444
	Federal Farm Credit Bank Funding Corp
2,080,000	2.90%, 04/12/2032	1,826,997
760,000	2.85%, 03/28/2034	660,429
	Federal Home Loan Mortgage Corp
212,815	3.00%, 09/01/2027	205,979
4,102	6.00%, 11/01/2033	4,225
7,943	6.00%, 04/01/2035	8,080
8,169	4.50%, 05/01/2035	7,989
32,448	5.50%, 08/01/2035	32,738
33,969	4.50%, 11/01/2035	32,636
3,962	6.50%, 02/01/2036	4,083
6,922	4.50%, 03/01/2036	6,765
8,425	6.00%, 03/01/2036	8,692
13,301	5.50%, 06/01/2036	13,237
15,670	5.50%, 08/01/2036	16,020
958	6.00%, 08/01/2037	974
14,420	7.00%, 08/01/2037	14,755
43,516	5.00%, 04/01/2038	43,858
86,027	5.50%, 05/01/2038	88,863
57,159	4.50%, 03/01/2039	55,727
65,063	4.50%, 05/01/2039	63,863
67,268	4.00%, 09/01/2040	64,123
172,579	5.00%, 09/01/2040	173,924
19,205	4.00%, 09/01/2043	18,061
155,423	4.50%, 04/01/2044	152,436
371,503	4.50%, 12/01/2044	363,973
951,011	3.00%, 02/01/2049	847,296
53,580	3.50%, 07/01/2049	48,778
1,404,412	4.00%, 03/01/2050	1,327,291
2,462,597	4.50%, 03/01/2050	2,387,524
431,923	3.50%, 05/01/2050	391,526
955,084	4.50%, 11/01/2050	912,432
2,934,170	2.50%, 05/01/2051	2,482,912
911,565	2.50%, 09/01/2051	768,343
3,448,952	2.00%, 01/01/2052	2,793,635
555,124	2.00%, 02/01/2052	450,754
1,055,723	2.00%, 04/01/2052	856,393
836,599	4.50%, 04/01/2052	799,238
1,291,513	2.00%, 06/01/2052	1,048,723
737,338	5.00%, 06/01/2052	728,029
1,238,642	5.00%, 07/01/2052	1,222,337
Principal Amount		Fair Value
U.S. Government Agency — (continued)
	Federal Home Loan Mortgage Corp Multifamily Structured Pass Through Certificates
	Series K068 Class A2
$ 190,000	3.24%, 08/25/2027	$ 179,359
	Series K104 Class X1
990,774	1.25%, 01/25/2030(d)	62,009
	Series K111 Class X1
574,988	1.68%, 05/25/2030(d)	52,407
	Series K112 Class X1
1,126,979	1.54%, 05/25/2030(d)	94,693
	Series K114 Class X1
1,464,590	1.21%, 06/25/2030(d)	97,827
	Series K122 Class X1
448,825	0.97%, 11/25/2030(d)	24,166
	Federal Home Loan Mortgage Corp Real Estate Mortgage Investment Conduit
	Series 3883 Class PB
21,513	3.00%, 05/15/2041	20,061
	Series 4097 Class KA
74,832	2.00%, 09/15/2031	71,876
	Series 4122 Class AB
80,891	1.50%, 10/15/2042	71,202
	Series 4142 Class PT
68,073	1.25%, 12/15/2027	63,897
	Series 4146 Class AB
58,739	1.13%, 12/15/2027	55,209
	Series 4216 Class KQ
61,407	1.70%, 10/15/2039	59,237
	Series 4961 Class JB
154,426	2.50%, 12/15/2042	139,424
	Series 5170 Class DP
475,290	2.00%, 07/25/2050	404,184
86,833	Federal Home Loan Mortgage Corp Structured Agency Credit Risk Real Estate Mortgage Investment Conduit Trust(a)(c) Series 2021-DNA5 Class M2 3.93%, 01/25/2034 1-mo. SOFR + 1.65%	84,676
	Federal National Mortgage Association
2,539	4.50%, 08/01/2023	2,473
184,271	4.00%, 07/01/2026	178,634
3,650,000	0.88%, 08/05/2030(e)	2,854,821
370,056	3.50%, 01/01/2031	349,279
6,080	4.50%, 08/01/2035	5,943
3,480	6.00%, 02/01/2036	3,540
20,438	5.50%, 03/01/2036	20,537
21,961	6.50%, 06/01/2036	22,633
39,420	6.00%, 03/01/2037	41,182
243	6.50%, 04/01/2037	250
49,190	6.00%, 08/01/2037	50,916
14,654	6.50%, 08/01/2037	15,298
155,775	4.00%, 10/01/2041	148,508
924,102	4.00%, 12/01/2044	877,975
283,878	4.00%, 01/01/2045	268,545

See Notes to Schedule of Investments.

September 30, 2022

EMPOWER FUNDS, INC.
EMPOWER CORE BOND FUND
Schedule of Investments
As of September 30, 2022 (Unaudited)
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 3,766,628	3.50%, 07/01/2045	$ 3,442,907
175,995	3.50%, 08/01/2045	161,719
2,791,880	4.00%, 08/01/2045	2,652,952
1,396,706	4.00%, 01/01/2046	1,322,179
371,126	4.00%, 10/01/2046	351,934
389,033	3.50%, 01/01/2047	356,038
1,040,518	4.50%, 11/01/2047	1,005,549
28,906	4.50%, 01/01/2048	27,813
425,081	4.50%, 04/01/2048	411,161
170,805	4.00%, 02/01/2049	161,352
518,822	3.50%, 07/01/2049	472,102
537,829	4.50%, 07/01/2049	517,717
372,576	3.50%, 08/01/2049	339,029
904,973	3.00%, 12/01/2049	794,567
1,890,741	3.00%, 04/01/2050	1,660,472
556,988	3.50%, 05/01/2050	507,939
254,798	2.50%, 07/01/2050	215,443
979,721	2.50%, 09/01/2050	829,228
1,370,885	3.00%, 07/01/2051	1,200,395
4,646,994	2.00%, 04/01/2052	3,771,580
4,890,800	2.50%, 04/01/2052	4,116,946
3,353,171	2.00%, 06/01/2052	2,722,021
67,353	2.00%, 07/01/2052	54,706
2,946,765	4.50%, 08/01/2052	2,828,985
1,977,653	5.00%, 08/01/2052	1,945,177
	Federal National Mortgage Association Alternative Credit Enhancement Securities(d)
	Series 2019-M21 Class X3
2,102,195	1.32%, 06/25/2034	186,044
	Series 2020-M2 Class X
4,979,098	0.41%, 01/25/2030	78,220
134,000	Federal National Mortgage Association Connecticut Avenue Securities Trust(a)(c) Series 2021-R01 Class 1M2 3.83%, 10/25/2041 1-mo. SOFR + 1.55%	127,286
61,218	Federal National Mortgage Association Interest Strip Series 415 Class A3 3.00%, 11/25/2042	56,195
	Federal National Mortgage Association Real Estate Mortgage Investment Conduit
	Series 2012-103 Class HB
62,051	1.50%, 09/25/2027	58,466
	Series 2012-124 Class JA
51,945	1.50%, 11/25/2042	45,994
	Series 2012-18 Class GA
35,282	2.00%, 12/25/2041	31,667
	Series 2012-21 Class PQ
20,895	2.00%, 09/25/2041	18,943
	Series 2012-52 Class PA
30,785	3.50%, 05/25/2042	29,202
	Series 2013-16 Class A
58,518	1.75%, 01/25/2040	56,255
Principal Amount		Fair Value
U.S. Government Agency — (continued)
	Series 2013-77 Class BP
$ 56,268	1.70%, 06/25/2043	$ 53,720
	Series 2013-9 Class PT
57,249	1.25%, 02/25/2028	53,729
	Series 2015-48 Class QB
33,736	3.00%, 02/25/2043	32,147
	Series 2015-5 Class EP
106,579	2.00%, 06/25/2043	97,567
	Series 2016-11 Class GA
49,189	2.50%, 03/25/2046	45,459
	Series 2016-38 Class NA
24,489	3.00%, 01/25/2046	22,398
	Series 2017-26 Class CG
33,560	3.50%, 07/25/2044	32,834
	Series 2017-34 Class JK
20,884	3.00%, 05/25/2047	19,857
	Series 2017-35 Class AH
41,568	3.50%, 04/25/2053	40,589
	Series 2017-49 Class JA
38,779	4.00%, 07/25/2053	38,140
	Series 2017-84 Class KA
42,915	3.50%, 04/25/2053	41,807
	Series 2018-23 Class LA
45,477	3.50%, 04/25/2048	42,057
	Series 2018-70 Class HA
50,873	3.50%, 10/25/2056	49,092
	Series 2019-12 Class HA
80,645	3.50%, 11/25/2057	76,745
	Series 2019-14 Class CA
87,578	3.50%, 04/25/2049	83,733
	Series 2019-21 Class BD
77,407	3.00%, 09/25/2057	71,142
	Series 2019-45 Class PT
76,904	3.00%, 08/25/2049	70,223
	Series 2019-7 Class JA
68,663	3.50%, 03/25/2049	65,116
	Series 2020-1 Class AC
299,519	3.50%, 08/25/2058	284,120
560,000	FREMF Mortgage Trust(a)(d) Series 2015-K45 Class B 3.73%, 04/25/2048	537,440
	Government National Mortgage Association
1,800,000	2.00%, TBA(f)	1,498,641
8,400,000	2.50%, TBA(f)	7,216,617
7,500,000	3.00%, TBA(f)	6,627,246
4,250,000	3.50%, TBA(f)	3,865,342
6,800,000	4.00%, TBA(f)	6,349,766
19,400,000	4.50%, TBA(f)	18,568,680
6,000,000	5.00%, TBA(f)	5,872,062
175,491	4.00%, 02/20/2045	166,531
38,164	3.00%, 12/20/2045	34,198
92,196	4.50%, 01/20/2046	91,332
1,945,837	3.00%, 11/20/2046	1,740,564
159,028	4.50%, 06/20/2048	154,542
160,674	4.50%, 07/20/2048	156,043
169,459	4.50%, 09/20/2048	164,503
169,154	4.50%, 10/20/2048	164,171
141,301	4.50%, 01/20/2049	137,065

See Notes to Schedule of Investments.

September 30, 2022

EMPOWER FUNDS, INC.
EMPOWER CORE BOND FUND
Schedule of Investments
As of September 30, 2022 (Unaudited)
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 160,526	4.50%, 02/20/2049	$ 156,123
347,678	3.50%, 12/20/2049	319,016
329,662	3.50%, 01/20/2050	304,022
178,394	3.00%, 03/20/2050	158,980
745,769	3.50%, 10/20/2050	688,147
91,247	3.00%, 03/20/2051	81,497
79,732	3.00%, 06/20/2051	70,626
	Series 2013-37 Class LG
38,795	2.00%, 01/20/2042	37,326
	Series 2015-151 Class BA
18,777	1.70%, 10/20/2045	18,549
	Series 2015-56 Class LB
49,707	1.50%, 04/16/2040	48,693
66,223	Seasoned Credit Risk Transfer Trust Series 2019-3 Class MV 3.50%, 10/25/2058	61,176
	Uniform Mortgage-Backed Security(f)
15,075,000	2.00%, TBA	12,367,369
22,050,000	2.50%, TBA	18,495,729
14,900,000	3.00%, TBA	13,070,465
3,000,000	3.50%, TBA	2,699,766
3,800,000	4.00%, TBA	3,525,836
1,000,000	4.50%, TBA	952,578
4,000,000	5.00%, TBA	3,896,270
		171,397,412
TOTAL MORTGAGE-BACKED SECURITIES — 48.31% (Cost $223,020,427)		$206,938,297
MUNICIPAL BONDS AND NOTES
575,000	California State University Series B 1.79%, 11/01/2030	452,146
500,000	Chabot-Las Positas Community College District 1.89%, 08/01/2031	392,324
560,000	Chicago O'Hare International Airport Series D 2.35%, 01/01/2030	469,120
65,000	Chicago Transit Authority Sales Tax Receipts Fund Series B 3.91%, 12/01/2040	54,547
575,000	City of New York, New York Series D 1.92%, 08/01/2031	442,337
145,000	City of Rapid City, South Dakota Sales Tax Revenue 1.78%, 12/01/2031	113,539
315,000	Commonwealth of Massachusetts 4.11%, 07/15/2031	302,194
	County of Riverside, California
420,000	2.96%,02/15/2027	384,095
420,000	3.07%,02/15/2028	377,532
Principal Amount		Fair Value
Municipal Bonds and Notes — (continued)
$ 195,000	Dallas Fort Worth International Airport Series A 4.51%, 11/01/2051	$ 170,117
200,000	District of Columbia 3.43%, 04/01/2042	148,103
	Marshall University Series B
100,000	3.13%,05/01/2028	90,617
100,000	3.38%,05/01/2031	86,446
115,000	Metropolitan Transportation Authority Series C1 4.75%, 11/15/2045	108,234
315,000	Metropolitan Transportation Authority Series C2 5.18%, 11/15/2049	280,134
335,000	Napa Valley Unified School District 1.54%, 08/01/2028	282,374
570,000	New York State Dormitory Authority Series C 2.15%, 03/15/2031	458,782
105,000	New York State Thruway Authority Series M 2.90%, 01/01/2035	85,882
365,000	New York Transportation Development Corp 4.25%, 09/01/2035	347,734
600,000	Oregon Education Districts Series A 1.89%, 06/30/2031	470,731
355,000	Philadelphia Authority for Industrial Development Series C 6.55%, 10/15/2028	375,800
345,000	Port Authority of New York & New Jersey Series AAA 1.09%, 07/01/2023	336,320
80,000	Regents of The University of California Medical Center Pooled Revenue Series H 6.55%, 05/15/2048	91,317
	State Board of Administration Finance Corp
395,000	1.26%,07/01/2025	357,612
575,000	2.15%,07/01/2030	461,639
	State of California
130,000	7.55%,04/01/2039	161,888
85,000	7.30%,10/01/2039	101,736
15,000	7.63%,03/01/2040	18,608
295,000	State of Connecticut Special Tax Revenue Series B 5.46%, 11/01/2030	302,608
TOTAL MUNICIPAL BONDS AND NOTES — 1.80% (Cost $9,184,946)		$7,724,516

See Notes to Schedule of Investments.

September 30, 2022

EMPOWER FUNDS, INC.
EMPOWER CORE BOND FUND
Schedule of Investments
As of September 30, 2022 (Unaudited)
Principal Amount		Fair Value
U.S. GOVERNMENT AGENCY BONDS AND NOTES
$ 560,000	Federal Home Loan Bank 3.38%, 09/10/2032	$ 515,841
TOTAL U.S. GOVERNMENT AGENCY BONDS AND NOTES — 0.12% (Cost $555,876)		$515,841
U.S. TREASURY BONDS AND NOTES
	U.S. Treasury Inflation Indexed Bonds TIPS
964,360	0.75%, 07/15/2028	906,207
2,967,562	0.25%, 07/15/2029	2,675,790
839,952	0.13%, 02/15/2052	530,854
	United States Treasury Note/Bond
4,495,000	2.88%, 06/15/2025	4,338,337
1,120,000	0.38%, 11/30/2025	992,994
670,000	0.50%, 02/28/2026	591,196
2,200,000	0.75%, 03/31/2026	1,953,445
4,380,000	0.75%, 04/30/2026	3,878,524
9,400,000	0.88%, 06/30/2026	8,321,937
9,855,000	1.38%, 08/31/2026(g)(h)	8,868,345
2,330,000	1.25%, 12/31/2026	2,069,604
265,000	1.13%, 02/28/2027(e)	233,335
2,000,000	0.50%, 04/30/2027	1,701,172
2,500,000	0.50%, 05/31/2027	2,120,801
4,090,000	2.25%, 08/15/2027	3,759,605
430,000	0.38%, 09/30/2027	358,731
5,115,000	4.13%, 09/30/2027	5,131,784
125,000	0.50%, 10/31/2027	104,639
700,000	1.13%, 02/29/2028	600,770
4,755,000	2.63%, 02/15/2029	4,381,472
11,710,000	2.38%, 03/31/2029	10,603,039
600,000	2.38%, 05/15/2029	542,953
2,130,000	1.25%, 08/15/2031	1,721,389
3,695,000	1.38%, 11/15/2031	3,002,187
8,870,000	2.88%, 05/15/2032	8,200,592
840,000	2.75%, 08/15/2032	768,075
1,335,000	1.13%, 08/15/2040	826,970
16,750,000	1.88%, 02/15/2041	11,864,365
2,355,000	2.25%, 05/15/2041	1,780,325
1,175,000	3.38%, 08/15/2042	1,064,293
2,375,000	3.13%, 02/15/2043	2,041,387
350,000	3.63%, 08/15/2043	326,361
4,670,000	3.75%, 11/15/2043	4,435,041
5,590,000	3.63%, 02/15/2044	5,194,988
610,000	3.13%, 08/15/2044	521,240
5,020,000	2.50%, 02/15/2045	3,827,162
4,140,000	3.00%, 11/15/2045	3,454,959
4,515,000	2.50%, 02/15/2046	3,428,049
260,000	2.50%, 05/15/2046	197,082
1,620,000	2.25%, 08/15/2046	1,166,527
1,500,000	2.88%, 11/15/2046	1,224,961
1,500,000	3.00%, 02/15/2047	1,254,082
1,170,000	3.00%, 02/15/2048	984,994
300,000	3.13%, 05/15/2048	259,406
510,000	2.25%, 08/15/2049	372,878
5,100,000	1.25%, 05/15/2050	2,854,406
Principal Amount		Fair Value
U.S. Treasury Bonds and Notes — (continued)
$ 2,545,000	1.38%, 08/15/2050	$ 1,473,615
7,110,000	1.63%, 11/15/2050	4,414,310
4,425,000	1.88%, 02/15/2051	2,929,488
1,365,000	2.25%, 02/15/2052	991,758
870,000	2.88%, 05/15/2052	729,577
TOTAL U.S. TREASURY BONDS AND NOTES — 31.74% (Cost $165,360,308)		$135,976,001
Shares
COMMON STOCK
Consumer, Cyclical — 0.01%
761	Superior Energy Services LLC(i)	23,971
TOTAL COMMON STOCK — 0.01% (Cost $50,000)		$23,971
GOVERNMENT MONEY MARKET MUTUAL FUNDS
254,000	Dreyfus Institutional Preferred Government Plus Money Market Fund Class SL(j), 2.57%(k)	254,000
TOTAL GOVERNMENT MONEY MARKET MUTUAL FUNDS — 0.06% (Cost $254,000)		$254,000
Principal Amount
SHORT TERM INVESTMENTS
Certificate of Deposit — 0.23%
970,000	Mizuho Bank Ltd(c) 3.36%, 02/01/2023 1-mo. SOFR + JP%	970,070
Commercial Paper — 1.93%
100,000	Bayeriche Landesbank 3.17%, 10/25/2022	99,792
2,015,000	Ionic Capital III Trust 3.20%, 11/02/2022	2,009,357
1,201,000	Nutrien Ltd 0.00%, 09/28/2022	1,201,000
1,000,000	Reckitt Benckiser Treasury Services PLC 3.66%, 11/30/2022	993,920
1,548,000	Telus Corp 4.07%, 12/19/2022	1,534,309
1,277,000	Verizon Communications Inc 3.56%, 11/08/2022	1,272,280
	Walt Disney Co
874,000	4.02%, 02/02/2023	862,122
310,000	4.16%, 02/17/2023	305,136
		8,277,916

See Notes to Schedule of Investments.

September 30, 2022

EMPOWER FUNDS, INC.
EMPOWER CORE BOND FUND
Schedule of Investments
As of September 30, 2022 (Unaudited)
Principal Amount		Fair Value
U.S. Treasury Bonds and Notes — 0.92%
	U.S. Treasury Bills(l)
$ 845,000	3.27%, 12/22/2022	$ 838,750
3,125,000	3.52%, 01/24/2023	3,090,245
		3,928,995
Repurchase Agreements — 1.55%
1,643,742	Repurchase agreement (principal amount/value $1,645,623 with a maturity value of $1,646,030) with Credit Suisse Securities AG, 2.97%, dated 9/30/22 to be repurchased at $1,643,742 on 10/3/22 collateralized by U.S. Treasury securities, 0.13% - 4.38%, 1/31/23 - 5/15/44, with a value of $1,678,536.(j)	1,643,742
1,643,742	Undivided interest of 1.39% in a repurchase agreement (principal amount/value $118,322,658 with a maturity value of $118,352,633) with RBC Capital Markets Corp, 3.04%, dated 9/30/22 to be repurchased at $1,643,742 on 10/3/22 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 6.00%, 8/15/25 - 8/20/52, with a value of $120,689,112.(j)	1,643,742
1,643,741	Undivided interest of 1.40% in a repurchase agreement (principal amount/value $117,322,658 with a maturity value of $117,352,478) with Bank of America Securities Inc, 3.05%, dated 9/30/22 to be repurchased at $1,643,741 on 10/3/22 collateralized by Federal National Mortgage Association securities, 2.00% - 6.00%, 7/1/50 - 9/1/52, with a value of $119,669,111.(j)	1,643,741
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$ 1,643,741	Undivided interest of 1.40% in a repurchase agreement (principal amount/value $117,322,658 with a maturity value of $117,352,478) with Citigroup Global Markets Inc, 3.05%, dated 9/30/22 to be repurchased at $1,643,741 on 10/3/22 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 5.38%, 2/15/24 - 3/20/52, with a value of $119,669,116.(j)	$ 1,643,741
87,137	Undivided interest of 3.19% in a repurchase agreement (principal amount/value $2,733,815 with a maturity value of $2,734,492) with JP Morgan Securities, 2.97%, dated 9/30/22 to be repurchased at $87,137 on 10/3/22 collateralized by U.S. Treasury securities, 0.25% - 3.88%, 9/30/23 - 9/30/29, with a value of $2,788,491.(j)	87,137
		6,662,103
TOTAL SHORT TERM INVESTMENTS — 4.63% (Cost $19,839,771)		$19,839,084
TOTAL INVESTMENTS — 126.62% (Cost $620,647,781)		$542,391,300
OTHER ASSETS & LIABILITIES, NET — (26.62)%		$(114,032,067)
TOTAL NET ASSETS — 100.00%		$428,359,233

See Notes to Schedule of Investments.

September 30, 2022

EMPOWER FUNDS, INC.
EMPOWER CORE BOND FUND
Schedule of Investments
As of September 30, 2022 (Unaudited)
(a)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended.
(b)	Step bond; a zero coupon bond that converts to a fixed rate or variable interest rate at a designated future date. Rate disclosed represents effective yield at September 30, 2022. Maturity date disclosed represents final maturity date.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at September 30, 2022.
(d)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(e)	All or a portion of the security is on loan at September 30, 2022.
(f)	Single-class security backed by mortgage loans purchased by either Freddie Mac or Fannie Mae.
(g)	All or a portion of the security has been pledged as collateral to cover segregation requirements on open swaps.
(h)	All or a portion of the security has been pledged as collateral to cover segregation requirements on open futures contracts.
(i)	Non-income producing security.
(j)	Collateral received for securities on loan.
(k)	Rate shown is the 7-day yield as of September 30, 2022.
(l)	Zero coupon bond; the interest rate shown is the effective yield on date of purchase.
LIBOR	London Interbank Offered Rate is the interest rate banks charge each other for short-term loans.
LP	Limited Partnership
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate is the secured interbank overnight interest rate and reference rate established as an alternative to LIBOR.
TBA	To Be Announced
TIPS	Treasury Inflation Protected Securities
At September 30, 2022, the Fund held the following outstanding exchange traded futures contracts:
Description	Number of Contracts		Notional Amount	Expiration Date	Fair Value and Net Unrealized Appreciation/ (Depreciation)
Short
U.S. 10 Year Treasury Note Futures	171	USD	19,162,687	December 2022	$464,535
U.S. 10 Year Treasury Ultra Futures	145	USD	17,180,234	December 2022	794,911
U.S. 5 Year Treasury Note Futures	72		7,740,563	December 2022	152,528
U.S. Long Bond Futures	175	USD	22,121,094	December 2022	1,617,223
U.S. Ultra Bond Futures	86	USD	11,782,000	December 2022	902,681
Long
U.S. 2 Year Treasury Note Futures	113	USD	23,209,141	December 2022	(265,127)
U.S. 5 Year Treasury Note Futures	9	USD	967,570	December 2022	(1,555)
				Net Appreciation	$3,665,196
At September 30, 2022, the Fund held the following outstanding centrally cleared credit default swaps:
Reference Obligation	Notional Amount(b)	Value	Upfront Payments/(Receipts)	Fixed Deal Pay/Receive Rate	Maturity Date	Net Unrealized Appreciation/ (Depreciation)	Buy/Sell Credit Protection	Payment Frequency
Nordstrom Inc 6.95%, 03/15/2028	$750,000	$(30,738)	$(323)	1.00	June 20, 2024	$(30,415)	Sell	Quarterly
Nordstrom Inc 6.95%, 03/15/2028	275,000	(17,018)	(3,911)	1.00	December 20, 2024	(13,107)	Sell	Quarterly
CDX.NA.IG.39 Index(a)	4,915,000	(18,360)	(3,664)	1.00	December 20, 2027	(14,697)	Sell	Quarterly
					Net Depreciation	$(58,219)
(a) Based on an index of North American bonds with investment grade credit ratings that trade in the credit default swap market.
(b) The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

See Notes to Schedule of Investments.

September 30, 2022

EMPOWER FUNDS, INC.
EMPOWER CORE BOND FUND
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Empower Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Fixed income investments are valued using evaluated bid prices from approved pricing services when available and appropriate based on the conditions of the market. If a price cannot be located from either the primary or secondary sources, or if the market is determined to be illiquid or inactive, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Investments in shares of the underlying mutual funds are valued at the net asset value as reported by the underlying mutual fund, which may be obtained from pricing services or other pricing sources.
Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used. For derivatives traded over-the-counter (OTC), independent pricing services will be utilized when possible. If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

September 30, 2022

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Asset-Backed Securities	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, and monthly payment information.
Corporate Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include observations of equity and credit default swap curves related to issuer.
Foreign Government Bonds and Notes	Benchmark yields, executed trades, broker/dealer quotes, credit information, collateral attributes, issuer spreads, benchmark securities, treasury/swap maturity curves, issuer spread curves, evaluated bids, market corroborated inputs, offers and reference data including market research publications.
Mortgage-Backed Securities	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, TBA prices, monthly payment information and third party real estate analysis.
Municipal Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include reported trades, benchmark yields, new issue data, and material event notices.
U.S. Government Agency Bonds and Notes, U.S. Treasury Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications.
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Government Money Market Mutual Funds	Net asset value of underlying mutual fund.
Short Term Investments	Maturity date, credit quality and interest rates.
Futures Contracts	Exchange traded close price.
Credit Default Swaps	Reported trades, credit spreads and curves, recovery rates, restructuring types and net present value of cashflows.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of September 30, 2022, all of the Fund’s investments are valued using Level 2 inputs, except for Futures Contracts and Government Money Market Mutual Funds, which are valued using Level 1 inputs. More information regarding the sector classifications, as applicable, are included in the Schedule of Investments.

September 30, 2022

Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
To Be Announced Transactions
The Fund may invest in securities known as To Be Announced (TBA) securities. TBA’s are Federal National Mortgage Association, Federal Home Loan Mortgage Corporation or Government National Mortgage Association issued mortgage backed securities for forward settlement, in which the buyer and seller decide on trade parameters, but the exact pools are unknown until two days before settlement date. The transactions arise when securities are purchased or sold with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield at the time of entering into the transaction. TBA transactions generally settle monthly on a specified date.
Dollar Rolls
The Fund may sell TBA mortgage-backed securities and simultaneously contract to repurchase substantially similar (i.e., same type, coupon and maturity) securities on a specific future date at an agreed upon price. During the period between the sale and repurchase, a fund is not entitled to receive interest and principal payments on the securities sold. Mortgage dollar roll transactions are treated as purchases and sales and realize gains and losses on these transactions. Mortgage dollar rolls involve the risk that the market value of the securities that a fund is required to purchase may decline below the agreed upon repurchase price of those securities.
Futures Contracts
The Fund uses futures contracts to capitalize on expected changes in the shape of the yield curve and to control overall interest rate exposure. A futures contract is an agreement between two parties to buy or sell a specified underlying investment for a fixed price at a specified future date. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations. The Fund held an average of 505 futures contracts, net of both long and short positions, for the reporting period.
Credit Default Swaps
The Fund enters into credit default swap contracts to gain exposure on individual names and/or baskets of securities. A credit default swap is an agreement between the Fund and a counterparty that enables the Fund to buy or sell protection against a credit event related to a particular issuer. One party, acting as a protection buyer, makes periodic payments to the other party, a protection seller, in exchange for a promise by the protection seller to make a payment to the protection buyer if a negative credit event (such as a delinquent payment or default) occurs with respect to a referenced bond or group of bonds. Credit default swaps may also be structured based on the debt of a basket of issuers, rather than a single issuer, and may be customized with respect to the number of defaults event that triggers purchase or other factors (for example, the Nth default within a basket, or defaults by a particular combination of issuers within the basket, may trigger a payment obligation). These agreements may be privately negotiated in the over-the-counter market (OTC credit default swaps) or may be executed on a registered exchange (centrally cleared credit default swaps). The Fund held an average notional amount of $5,709,000 in credit default swaps for the reporting period.

September 30, 2022